Equity accounted investments - Joint ventures recognised (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Equity accounted investments.
Share of profits of equity accounted investments, net of tax	R 1,074	R 1,443	R 1,071
Share of profits	1,089	1,454	1,085
Remeasurement items for equity accounted investments	(15)	(11)	(14)
Dividends received from equity accounted investments	1,506	R 1,702	R 1,539
Amount of significant restrictions on ability of joint ventures or associates to transfer funds to parent	R 0